Quarterly Results (Unaudited)	12 Months Ended
May 31, 2012
Income Statement [Abstract]
Quarterly Results
Quarterly Results (Unaudited)
Fiscal 2012

•
Net loss for the fourth quarter of fiscal 2012 was impacted by a goodwill and intangible asset impairment charge of $529.8 million primarily related to evidence of declining industry market growth rates in certain European and Asia Pacific markets and unfavorable margin trends resulting from change in product mix in our dental reconstructive reporting unit and declining growth rates as compared to the original merger assumptions for our spine & bone healing reporting unit.

	Quarter ended
(in millions)	August 31, 2011	November 30, 2011	February 29, 2012	May 31, 2012	Fiscal year ended May 31, 2012
Fiscal 2012
Net sales	$664.6	$725.1	$708.9	$739.5	$2,838.1
Gross profit	449.3	490.2	489.2	515.0	1,943.7
Net loss	(39.2)	(14.0)	(16.5)	(389.1)	(458.8)

Fiscal 2011

•
Net loss for the fourth quarter of fiscal 2011 was impacted by a goodwill and intangible asset impairment charge of $941.4 million related primarily to the continued market slowdown in Europe relative to our original purchase accounting assumptions at the time of the Merger.

	Quarter ended
	August 31, 2010	November 30, 2010	February 28, 2011	May 31, 2011	Fiscal year ended May 31, 2011
	(in millions)
Fiscal 2011
Net sales	$640.7	$698.3	$678.0	$715.2	$2,732.2
Gross profit	446.7	490.8	469.9	486.1	1,893.5
Net loss	(17.8)	(7.6)	(11.6)	(812.8)	(849.8)